Notes Payable (Details) - USD ($)		12 Months Ended
	Jul. 15, 2022	Dec. 31, 2023	May 31, 2022	Apr. 30, 2022
Notes Payable [Line Items]
Notes payable total amount (in Dollars)			$ 183,970	$ 183,970
Interest rate percentage		8.00%
Conversion price (in Dollars per share)		$ 0.8
Financing percentage		150.00%
Conversion terms		100.00%
Exercise price (in Dollars per share)		$ 2.01
Notes Payable [Member]
Notes Payable [Line Items]
Accrued interest (in Dollars)	$ 2,614
Notes Payable [Member]
Notes Payable [Line Items]
Noteholders received (in Shares)		231,828
Series A Preferred Stock
Notes Payable [Line Items]
Financing percentage		60.00%
Series A Preferred Stock | Notes Payable [Member]
Notes Payable [Line Items]
Noteholders received (in Shares)		231,828